Advanced Series Trust
655 Broad Street
Newark, New Jersey 07102
May 2, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for Advanced Series Trust
Registration numbers 033-24962 and 811-05186
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statements of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 199 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 17, 2025.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-367-7659 or email: melissa.gonzalez@prudential.com.
Very truly yours,
/s/ Melissa Gonzalez
Melissa Gonzalez
Vice President and Corporate Counsel